Deferred revenue (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Deferred revenue
Deferred revenues at January 1	kr 97,769	kr 139,890
Customer payment received, cf. note 3	0	0
Revenue recognized during the year	(30,185)	(42,881)
Total deferred revenue	67,584	97,769	kr 139,890
Non-current deferred revenue	14,551	44,587
Current deferred revenue	53,033	53,182
Contract liabilities at end of period	67,584	97,769	139,890
Upfront non refundable payment recognized	292,567	353,314	41,333
Expected
Deferred revenue
Milestone payments Recognized for the period	53,000
Alexion
Deferred revenue
Upfront non-refundable payment received			177,300
Upfront non refundable payment recognized	kr 30,200	kr 42,900	kr 37,400